Investments, at Fair Value Through Profit and Loss - Schedule of Other Investments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Investments [Line Items]
Cost	$ 21,999,990
Estimated Fair Value	$ 19,050,483
% of FV	100.00%
STRC Preferred Shares [Member]
Schedule of Other Investments [Line Items]
Other investments, description	200,914 preferred shares
Cost	$ 19,999,990
Estimated Fair Value	$ 17,049,562
% of FV	89.50%
Short-Term Investment [Member]
Schedule of Other Investments [Line Items]
Other investments, description	2,000,921 RWUSD
Cost	$ 2,000,000
Estimated Fair Value	$ 2,000,921
% of FV	10.50%